John Hancock Funds III

John Hancock Rainier Growth Fund (the “Fund”)

Supplement dated 4–10–13 to the Prospectus dated 7–1–12, as supplemented

Effective March 31, 2013, Daniel Brewer has left Rainier Investment Management, Inc. and is no longer a portfolio manager of the Fund. Effective immediately, Michael Emery, CFA is named a portfolio manager of the Fund and Mark Broughton and Peter Musser are no longer named portfolio managers of the Fund but remain on the Fund's investment management team. Mark Dawson and James Margard will continue to serve as senior portfolio managers of the Fund. All references and information relating to Messrs. Brewer, Broughton and Musser are hereby deleted and the information under the “Portfolio management” heading in the “Fund summary” section is amended and restated as follows:

Mark H. Dawson, CFA	Michael Emery, CFA	James R. Margard, CFA
Senior portfolio manager	Senior portfolio manager	Senior portfolio manager
On fund team since inception	On fund team since 2008	On fund team since inception

Accordingly, in the “Fund details - Who’s who” section, under the “Subadviser” heading, the information about the portfolio managers is amended and restated, as follows:

Mark H. Dawson, CFA

• Senior portfolio manager

• On fund team since inception

• Joined Rainier in 1996

• Began business career in 1985

Michael Emery, CFA

• Senior portfolio manager

• On fund team since 2008

• Joined Rainier in 2008

• Began business career in 1995

James R. Margard, CFA

• Senior portfolio manager

• On fund team since inception

• Joined Rainier in 1985

• Began business career in 1981

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds III

Supplement dated April 10, 2013 to the Statement of Additional Information dated July 1, 2012, as supplemented

John Hancock Rainier Growth Fund (the “Fund”)

Effective March 31, 2013, Daniel Brewer has left Rainier Investment Management, Inc. and is no longer a portfolio manager of the Fund. Effective immediately, Michael Emery, CFA is named a portfolio manager of the Fund and Mark Broughton and Peter Musser are no longer named portfolio managers of the Fund but remain on the Fund's investment management team. Mark Dawson and James Margard will continue to serve as senior portfolio managers of the Fund. All references and information relating to Messrs. Brewer, Broughton and Musser are hereby deleted.

The following amends and restates the portfolio manager information presented in Appendix B to the SAI relating to Rainier Investment Management, Inc. (“Rainier”) regarding the portfolio managers of the Fund.

The following table reflects information as of December 31, 2012:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets in millions	Number of Accounts	Assets in millions	Number of Accounts	Assets in millions
Mark Dawson	6	$1,744.3	5	$723.7	67	$3,613.2
Michael Emery	6	$1,744.3	5	$723.7	61	$3,165.9
James Margard	10	$4,790.6	5	$723.7	105	$5,527.8

There are no accounts that pay fees based upon performance.

Share Ownership by Portfolio Managers. The following table indicates as of December 31, 2012 the value, within the indicated range, of shares beneficially owned by the portfolio managers in Fund. For purposes of this table, the following letters represent the range indicated below:

A - $0

B - $1 — $10,000

C - $10,001 — $50,000

D - $50,001 — $100,000

E - $100,001 — $500,000

F - $500,001 — $1,000,000

G - More than $1 million

Portfolio Manager	Range of Beneficial Ownership
Mark Dawson	G
Michael Emery	A
James Margard	G

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.